ABERDEEN FUNDS

Aberdeen China Opportunities Fund
Aberdeen Developing Markets Fund
Aberdeen Select Worldwide Fund
Aberdeen International Equity Fund
Aberdeen Global Utilities Fund
(each a “Fund,” and collectively, the “Funds”)

Supplement to the Aberdeen Funds Global Series Prospectus dated June 23, 2008

     The Board of Trustees of the Aberdeen Funds has approved the termination of Gartmore Global Partners (“GGP”) as subadviser for the Funds and the reallocation of the assets managed by GGP to the Funds’ other investment subadvisers, Aberdeen Asset Management Asia Limited and Aberdeen Asset Management Investment Services Limited. Effective January 1, 2009: (i) Aberdeen Asset Management Investment Services Limited will assume the day to day responsibilities for managing Aberdeen International Equity Fund, Aberdeen Select Worldwide Fund and Aberdeen Global Utilities Fund; (ii) Aberdeen Asset Management Asia Limited and Aberdeen Asset Management Investment Services Limited will share the day to day responsibilities for managing Aberdeen Developing Markets Fund (as co-sub-advisers); and (iii) Aberdeen Asset Management Asia Limited will assume the day to day responsibilities for managing the Aberdeen China Opportunities Fund.

Effective January 1, 2009, the following replaces the information under the title “Principal Strategies” located in Section 1 – Aberdeen China Opportunities Fund Summary and Performance, on page 2 of the Funds’ prospectus:

     As a non-fundamental policy, under normal circumstances, the China Fund invests at least 80% of the value of its net assets in equity securities issued by companies located in China (including Hong Kong). If the China Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the China Fund. A company generally is considered to be located in China if, as determined by the China Fund’s management:

  it is organized under the laws of China or Hong Kong or maintains a principal office there;
  its securities trade principally in China or Hong Kong; or
  it derives at least 50% of its revenue or earnings from goods or services sold or produced in China or Hong Kong or has at least 50% of its assets there. The portfolio manager currently believes such companies may be located primarily in Taiwan, Singapore and the U.S.

     The China Fund may invest without limit in the equity securities of companies of any size, including small-cap and mid-cap companies. Equity securities include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, which represent an ownership interest in the issuer. The China Fund also may invest in equity-linked notes. An equity-linked note is a security whose performance is generally tied to a single stock, a stock index or a basket of stocks. For purposes of the China Fund’s 80% policy described above, equity-linked notes are classified according to their underlying or referenced security or securities. The China Fund also may use derivatives as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. A derivative is a contract whose value is based on performance of an underlying financial asset, index or economic measure. The China Fund expects that its use of derivatives for non-hedging purposes will not exceed 10% of its assets. However, depending on market conditions, the Fund’s exposure to derivatives may exceed this limit.

     The China Fund’s portfolio managers employ a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation to generate a buy list. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the portfolio managers seek to determine whether the company is a business that has good growth prospects and the balance sheet to support expansion. In the price filter, the portfolio managers assess the value of a company by reference to standard financial ratios, and estimate the value of the company relative to its market price and the valuations of companies within a relevant universe to determine if downside risk is sufficiently reflected at prevailing price levels. The portfolio managers may sell a security when they perceive that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.

     The Adviser has selected Aberdeen Asset Management Asia Limited as subadviser to manage the China Fund’s portfolio on a day to day basis.

Effective January 1, 2009, the following replaces the information under the title “Principal Strategies” located in Section 1 – Aberdeen Developing Markets Fund Summary and Performance, on page 8 of the Funds’ prospectus:

     As a non-fundamental policy, under normal circumstances, the Developing Markets Fund invests at least 80% of the value of its net assets in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, developing market countries. If the Developing Markets Fund changes the investment policy it will notify shareholders at least 60 days before the change and will change the name of the Fund. The Fund considers a developing market country to be a developing and low or middle income country as identified by the International Finance Corporation or the World Bank. Developing market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

      The Fund considers a company to be located in a developing market country when:

  it has its principal securities trading market in a developing market country;
  alone or on a consolidated basis, the company derives 50% or more of annual revenue or assets from goods produced, sales made or services performed in developing market countries; or
  the company is organized under the laws of, and has a principal office in, a developing market country.

     The equity securities in which the Developing Markets Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, that represent an ownership interest in the issuer. The Developing Markets Fund also may use derivatives, such as futures and options. A derivative is a contract whose value is based on performance of an underlying financial asset, index or economic measure. The Developing Markets Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy; however, the Developing Markets Fund does not generally expect to invest in derivatives. The Fund does reserve the right to use index futures for cash management purposes.

     The Developing Market Fund’s portfolio managers select securities utilizing a disciplined investment process based on the portfolio managers’ proprietary research. They seek to identify quality companies (based on factors such as strength of management and business) that trade at reasonable valuations (based on factors such as earnings growth and other key financial measurements). The portfolio managers may sell a security when they perceive that a company’s business direction or that growth prospects have changed or the company’s valuations are no longer attractive.

     The Adviser has selected Aberdeen Asset Management Asia Limited and Aberdeen Asset Management Investment Services Limited as subadvisers to manage the Developing Markets Fund’s portfolio on a day-to-day basis.

Effective January 1, 2009, the following replaces the information under the title “Principal Strategies” located in Section 1 – Aberdeen Select Worldwide Fund Summary and Performance, on page 14 of the Funds’ prospectus:

     As a non-fundamental policy, under normal circumstances, the Worldwide Fund invests at least 80% of the value of its net assets in equity securities issued by companies located throughout the world (including the U.S.). Equity securities in which the Worldwide Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investments funds or trusts and depository receipts, which represent an ownership interest in the issuer. The Worldwide Fund seeks to invest in securities of companies located anywhere in the world that management believes are, or have the potential to be, well positioned to take advantage of growth opportunities in their industries. Under normal market conditions, the Fund will invest significantly (at least 40% – unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S. The securities of companies selected for the Worldwide Fund include both: (i) companies that appear to offer long-term strategic growth opportunities because of their strong competitive advantage within key growth segments; and (ii) companies that appear to offer short-term tactical opportunities based on current circumstances. Some of the companies will be multi-national companies operating globally, while others will be located in, and primarily tied economically to, one country. Under normal conditions, the Worldwide Fund invests in securities from at least three different countries.

     The Worldwide Fund also may use derivatives, such as futures and options. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or economic measure. The Worldwide Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy; however, the Worldwide Fund does not generally expect to invest in derivatives. The Fund does reserve the right to use index futures for cash management purposes.

     The Worldwide Fund is nondiversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single company or small number of companies. Typically, the Fund holds approximately 30-40 common stocks.

     The Fund is actively managed. As such, the Fund may have high portfolio turnover and the portfolio turnover rate may exceed 100% per year.

     The Worldwide Fund’s portfolio managers employ a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation to generate a buy list. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the portfolio managers seek to determine whether the company is a business that has good growth prospects and the balance sheet to support expansion. In the price filter, the portfolio managers assess the value of a company by reference to standard financial ratios, and estimate the value of the company relative to its market price and the valuations of companies within a relevant universe to determine if downside risk is sufficiently reflected at prevailing price levels. The portfolio managers may sell a security when they perceive that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.

     The Adviser has selected Aberdeen Asset Management Investment Services Limited as subadviser to manage the Worldwide Fund’s portfolio on a day-to-day basis.

Effective January 1, 2009, the following replaces the information under the title “Principal Strategies” located in Section 1 – Aberdeen International Equity Fund Summary and Performance, on page 20 of the Funds’ prospectus:

     As a non-fundamental policy, under normal circumstances, the International Equity Fund invests at least 80% of the value of its net assets in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the U.S. Some of these countries may be considered to be developing market countries. If the International Equity Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the International Equity Fund. The International Equity Fund employs a growth style of investing, which emphasizes companies that the portfolio managers believe have the potential to deliver unexpected earnings. Generally, the Fund’s management invests in equity securities that management believes have above-average rates of earnings growth and which may therefore experience above average increases in stock price.

     The equity securities in which the International Equity Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, that represent an ownership interest in the issuer. The International Equity Fund also may use derivatives, such as futures and options. A derivative is a contract whose value is based on performance of an underlying financial asset, index or economic measure. The International Equity Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy; however, the International Equity Fund does not generally expect to invest in derivatives. The Fund does reserve the right to use index futures for cash management purposes.

     The International Equity Fund’s portfolio managers employ a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation to generate a buy list. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the portfolio managers seek to determine whether the company is a business that has good growth prospects and the balance sheet to support expansion. In the price filter, the portfolio managers assess the value of a company by reference to standard financial ratios, and estimate the value of the company relative to its market price and the valuations of companies within a relevant universe to determine if downside risk is sufficiently reflected at prevailing price levels. The portfolio managers may sell a security when they perceive that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.

     The Adviser has selected Aberdeen Asset Management Investment Services Limited as subadviser to manage the International Equity Fund’s portfolio on a day-to-day basis.

Effective January 1, 2009, the following replaces the information under the title “Principal Strategies” located in Section 1 – Aberdeen Global Utilities Fund Summary and Performance, on page 32 of the Funds’ prospectus:

     As a non-fundamental policy, under normal circumstances, the Utilities Fund invests at least 80% of the value of its net assets in equity securities issued by U.S. and foreign companies (including those located in developing market countries) with business operations in or related to utilities. If the Utilities Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Utilities Fund. A utility company is one that is primarily involved in, or related to, the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. Under normal market conditions, the Fund will invest significantly (at least 40% – unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S.

     A company that is eligible for investment by the Utilities Fund typically derives at least 50% of its revenues, net income or assets from the utilities sector. The Utilities Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers. The Utilities Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups within this sector:

  energy sources;
  utility maintenance services;
  providers of utility infrastructure;
  cable television;
  radio;
  telecommunications services;
  transportation services; and
  water and sanitary services.

     The Utilities Fund may invest in utility companies of any size, including established large-cap companies that are expected to grow with the market and small-cap and mid-cap companies that may offer strong prospects for future growth. The equity securities in which the Utilities Fund may invest include common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts, that represent an ownership interest in the issuer. The Utilities Fund also may use derivatives as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy; however, the Utilities Fund does not generally expect to invest in derivatives. A derivative is a contract whose value is based on performance of an underlying financial asset, index or economic measure. The Fund does reserve the right to use index futures for cash management purposes.

     The Utilities Fund’s portfolio managers employ a fundamental, bottom-up equity investment style, which is characterized by intensive, first-hand research and disciplined company evaluation to generate a buy list. Stocks are identified for their long-term, fundamental value. The stock selection process contains two filters, first quality and then price. In the quality filter, the portfolio managers seek to determine whether the company is a business that has good growth prospects and the balance sheet to support expansion. In the price filter, the portfolio managers assess the value of a company by reference to standard financial ratios, and estimate the value of the company relative to its market price and the valuations of companies within a relevant universe to determine if downside risk is sufficiently reflected at prevailing price levels. The portfolio managers may sell a security when they perceive that a company’s business direction or growth prospects have changed or the company’s valuations are no longer attractive.

     The Adviser has selected Aberdeen Asset Management Asia Limited as subadviser to manage the Utilities Fund’s portfolio on a day-to-day basis.

Effective January 1, 2009, the following replaces the information under the title “Subadvisers” located in Section 3 - Fund Management, on page 42 of the Funds’ prospectus:

     Aberdeen Asset Management Investment Services Limited (“AAMISL”), a United Kingdom corporation located at One Bow Churchyard, London, England EC4M9HH, serves as the subadviser for Aberdeen International Equity Fund, Aberdeen Select Worldwide Fund and Aberdeen Global Utilities Fund, and co-subadviser with Aberdeen Asset Management Asia Limited for the Aberdeen Developing Markets Fund.

     Aberdeen Asset Management Asia Limited (“AAMAL”), a Singapore corporation located at 21 Church Street, #01-01 Capital Square Two, Singapore 049480, serves as the subadviser to the Aberdeen China Opportunities Fund and co-subadviser with AAMISL for the Aberdeen Developing Markets Fund.

     AAMISL and AAMAL are both affiliates of the Adviser and wholly owned by Aberdeen PLC. Subject to the supervision of the Adviser and the Board of Trustees, AAMISL and AAMAL manage the above-referenced Funds’ assets in accordance with each Fund’s respective investment objective and strategy. AAMISL and AAMAL make investment decisions for the above-referenced Funds and, in connection with such investment decisions, places purchase and sell orders for securities. AAMAL will receive an asset-based fee from the Adviser for its investment decision services.

Effective January 1, 2009, the following replaces the information under the title “Aberdeen China Opportunities Fund” in Section 3 - Fund Management – Portfolio Management on page 43 of the Funds’ prospectus:

     Hugh Young, Peter Hames, Flavia Cheong, Nicholas Yeo and Kathy Xu are the portfolio managers for the Aberdeen China Opportunities Fund, having managed it since January 2009.

Hugh Young, Global Head of Equity

Hugh set up AAMAL’s office in 1992 as Aberdeen’s Asia-Pacific headquarters. He is also head of equities globally and a member of the executive committee responsible for day-to-day running of AAMAL’s parent company, Aberdeen PLC. Hugh has over 25 years' experience in investment management and has managed Aberdeen's Asian assets since 1985. Before joining Aberdeen, his career included posts at Fidelity International and MGM Assurance. He graduated with a BA in Politics from Exeter University.

Peter Hames, Head of Asian Equities

Peter has principal responsibility for day-to-day management of all Asian regional portfolios. He has oversight of a team of nine on Asian ex-Japan equities, with a further 14 investment managers who provide local market input, as well as running specialist country portfolios from offices across the region. Peter joined Aberdeen in 1990 as a European investment manager and then transferred to the Asian equity desk, co-founding AAMAL’s office in 1992. Previously, Peter worked for the Guinness family as an investment manager specialising in overseas investment. Prior to that, Peter worked for National Westminster Bank. Peter graduated with a BA in Economics and Accounting from Bristol University.

Flavia Cheong, CFA*, Senior Investment Manager

Flavia joined AAMAL in August 1996 to help set up an Asian fixed income department. She shares responsibility for regional portfolio construction. Previously, Flavia worked for the Development Bank of Singapore as an economist and later worked at the Investment Company of the People’s Republic of China

(a wholly owned subsidiary of the People’s Bank of China). Flavia gained an MSc in Economics from the University of Auckland.

Nicholas Yeo, CFA*, Investment Manager

Nicholas joined Aberdeen from Murray Johnstone in December 2000 and was relocated to Aberdeen’s London office for two years from April 2002, where he worked on the emerging markets (ex Asia) desk, before returning to the Asian equities team in Singapore in March 2004. After gaining a BA (Hons) in Accounting & Finance from the University of Manchester, he completed an MSc in Financial Mathematics at Warwick Business School.

Kathy Xu, Investment Analyst

Kathy is an investment analyst on the Asian equities team. Kathy joined Aberdeen in September 2007 upon graduation. Kathy graduated with a BA in Economics from Fudan University, China and then gained an MSc in Economics (Distinction) from the University of Hong Kong.

Effective January 1, 2009, the following replaces the information under the title “Aberdeen Developing Markets Fund” in Section 3 - Fund Management – Portfolio Management, on page 43 of the Funds’ prospectus:

     Devan Kaloo, Joanne Irvine, Mark Gordon-James, Fiona Morrison, Hugh Young, and Peter Hames are the portfolio managers for the Aberdeen Developing Markets Fund, having managed it since January 2009.

Devan Kaloo, Head of Emerging Markets

Devan joined Aberdeen in 2000 when the investment adviser for which he worked, Murray Johnstone, was acquired by Aberdeen. Devan initially worked with the Asian equity team and was promoted to senior investment manager in 2003 and worked closely with Peter Hames on regional portfolio construction. In May 2005, he was appointed to his current position. Devan began his career at Martin Currie in Edinburgh, initially working on the North American team before transferring to the global asset allocation desk. He has an MA (Hons) from St Andrews University and a postgraduate degree in Investment Analysis from Stirling University, also in Scotland.

Joanne Irvine, Head of Emerging Markets (ex Asia)

Joanne joined Aberdeen in 1996, initially in a group development role, and then moved to the global emerging markets equity team in 1997. Previously, Joanne worked in corporate finance specialising in raising development capital finance for private businesses. Joanne has a BA in accounting and is a qualified Chartered Accountant.

Mark Gordon-James, CFA*, Investment Manager

Mark is an investment manager on the global emerging markets equities team. Mark joined Aberdeen in 2004 from Merrill Lynch Investment Managers where he worked with the emerging markets team. Mark graduated with a BSc in Geography and Economics from the London School of Economics. Mark is a CFA Charterholder.

Fiona Morrison, CFA*, Assistant Investment Manager

Fiona is an investment manager on the emerging markets ex Asia team. She joined Aberdeen as part of a team acquired from Deutsche in October 2005. Prior to joining Aberdeen, Fiona was an analyst with Deutsche since 2001. She graduated from the University of Durham with a BA Honours in History with French.

Hugh Young, Global Head of Equity

Hugh set up AAMAL’s office in 1992 as Aberdeen’s Asia-Pacific headquarters. He is also head of equities globally and a member of the executive committee responsible for day-to-day running of AAMAL’s parent company, Aberdeen PLC. Hugh has over 25 years' experience in investment management and has managed Aberdeen's Asian assets since 1985. Before joining Aberdeen, his career included posts at Fidelity International and MGM Assurance. He graduated with a BA in Politics from Exeter University.

Peter Hames, Head of Asian Equities

Peter has principal responsibility for day-to-day management of all Asian regional portfolios. He has oversight of a team of nine on Asian ex-Japan equities, with a further 14 investment managers who provide local market input, as well as running specialist country portfolios from offices across the region. Peter joined Aberdeen in 1990 as a European investment manager and then transferred to the Asian equity desk, co-founding AAMAL’s office in 1992. Previously, Peter worked for the Guinness family as an investment manager specialising in overseas investment. Prior to that, Peter worked for National Westminster Bank. Peter graduated with a BA in Economics and Accounting from Bristol University.

Effective January 1, 2009, the following replaces the information under the title “Aberdeen Select Worldwide Fund”, “Aberdeen International Equity Fund” and “Aberdeen Global Utilities Fund” in Section 3 - Fund Management – Portfolio Management on pages 43-44 of the Funds’ prospectus:

     Stephen Docherty, Bruce Stout, Andrew McMenigall, Jeremy Whitley and Jamie Cumming are the portfolio managers for the Aberdeen Select Worldwide Fund, Aberdeen International Equity Fund and Aberdeen Global Utilities Fund, having managed it since since January 2009.

Stephen Docherty, Head of Global Equities

Stephen is head of global equities, managing a team of ten, including three senior global equity investment managers, who are responsible for Aberdeen's overall strategy towards global equity investment, including ethical portfolios. Stephen joined Aberdeen in 1994 successfully establishing performance measurement procedures before taking up a fund management role. Previously, Stephen worked for Abbey National Plc in the Department of Actuarial Services within the Life Division. Stephen graduated with a BSc (Hons) in Mathematics and Statistics from the University of Aberdeen.

Bruce Stout, Senior Investment Manager

Bruce is a senior investment manager on the global equities team. He joined Aberdeen in 2000 from Murray Johnstone where he held the position of Investment Manager for their emerging markets team. Bruce graduated with a BA in Economics from the University of Strathclyde and completed a graduate training course with General Electric Company UK.

Andrew McMenigall, Senior Investment Manager

Andrew is a senior investment manager on the global equities team. He joined Aberdeen in 2003 from Edinburgh Fund Managers PLC, where he held the position of head of global equities. Andrew graduated as an Officer in the British Army from the Royal Military Academy, Sandhurst before completing an MBA from the University of Edinburgh. Andrew is an Associate of the UK Society of Investment Professionals.

Jeremy Whitley, Senior Investment Manager

Jeremy is a senior investment manager on the global equities team, where he shares responsibility for company research, portfolio construction and management. He has nineteen years' investment experience. Jeremy joined Aberdeen when Aberdeen acquired Edinburgh Fund Managers. He started with Edinburgh Fund Managers in 1995 as an investment manager in the Pacific team, which he later came to head. Jeremy graduated with an MA in English and Art History from the University of St Andrews and an MBA from the University of Edinburgh.

Jamie Cumming, CFA*, Senior Investment Manager

Jamie is a senior investment manager on the global equities team. Jamie joined Aberdeen in 2001 as a Trainee Investment Manager on the UK Small Companies desk. Previously, Jamie worked for Grant Thornton Chartered Accountant as an Audit Senior, responsible for the audit of a wide variety of small to large companies and pension schemes in the Scottish Region. Jamie graduated with a BA (Hons) from The University of Strathclyde, a PGDIP IT from the University of Paisley and is a CFA* Charterholder. Jamie is a member of the Institute of Chartered Accountants in Scotland and is a Threshold Competent Investment Manager.

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* CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Additional copies of the Prospectus may be obtained free of charge by calling 866-667-9231.

THIS SUPPLEMENT IS DATED October 31, 2008

Please keep this supplement for future reference.